Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Type 1 Media Inc.
Entity Central Index Key	0001559172
Document Type	POS AM
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company